6. Revenue	12 Months Ended
Dec. 31, 2019
Revenue.
Revenue

6.          Revenue

Collaboration agreement with Amphivena

Until July 2016, Affimed was party to a collaboration with Amphivena. The purpose of the collaboration was the development of a product candidate for hematological malignancies. The collaboration included a License and Development Agreement between Amphivena and Affimed, which expired when Amphivena obtained the approval of an investigational new drug application (IND) from the FDA in July 2016.

Pursuant to the license and development agreement between Affimed and Amphivena, Affimed granted a license to intellectual property and agreed to perform certain services for Amphivena related to the development of a product candidate for hematological malignancies. In consideration for the research and development work that was performed, Amphivena was required to pay to Affimed service fees totaling approximately €16 million payable according to the achievement of milestones and phase progressions as described under the license and development agreement. Since the expiration of the agreement, the parties have been closing out the collaboration by exchanging documentation and transferring materials and third-party contracts.

During the year ended December 31, 2017, the Company recognized revenue upon achievement of milestones and for the performance of research and development services totaling €0.2 million.

Collaboration agreement The Leukemia & Lymphoma Society (LLS)

Affimed is party to a collaboration with LLS to fund the development of a specific product candidates (immune cell engagers). Under the terms of the agreement, LLS has agreed to contribute up to $4.4 million contingent upon the achievement of certain milestones.

In the event that the research and development is successful, Affimed must proceed with commercialization of the licensed product. If Affimed decides for business reasons not to continue the commercialization, Affimed must at its option either repay the amount funded or grant a license to LLS to enable LLS to continue with the development program. In addition, LLS is entitled to receive royalties from Affimed based on the Group’s future revenue from any licensed product, with the amount of royalties not to exceed three times the amount funded.

In June 2016, the research funding agreement with LLS was amended to reflect a shift to the development of combination therapeutic approaches so that the milestones now relate primarily to the development of a combination therapy.

During the years ended December 31, 2017 and 2018, the Group achieved several milestones and recognized revenue totaling €0.2 million and €0.2 million, respectively. Open milestones as at December 31, 2019 are expected to have no significant impact on future revenues.

Collaboration with Genentech Inc.

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc., headquartered in South San Francisco, USA. Under the terms of the agreement Affimed is providing services related to the development of novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Under the terms of the agreement, Affimed received $96.0 million (€83.2 million) in an initial upfront payment and committed funding on October 31, 2018. The Group recognized €19.7 million as revenue in 2019 (2018: €21.8 million) and €59.3 million (December 31, 2018: €61.4 million) under contract liabilities, which will be recognized as revenue in subsequent periods as services are provided.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales.

Research service agreements

The Group, through its subsidiary AbCheck has entered into certain research service agreements. These research service agreements provide for non-refundable upfront technology access research funding or capacity reservation fees and milestone payments. The Group recognized revenue of €1.7 million, €1.7 million and €1.6 million during the years ended December 31, 2019, 2018 and 2017 respectively.

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	December 31, 2019	December 31, 2018
Receivables	204	210
Contract liabilities	59,314	61,847

An amount of €14,795 that was recognized in contract liabilities at the beginning of the period was recognized as revenue during the period ended December 31, 2019 (2018: €230).

The remaining performance obligations at December 31, 2019 are approximately €59.3 million and are expected to be recognized as revenue to a large extent over the next two years.

Disaggregation of revenue

	2019	2018	2017
Major service lines:
Collaboration revenue	19,685	22,018	390
Service revenue	1,706	1,717	1,620
	21,391	23,735	2,010

Revenue:
Point in time	5,783	21,863	233
Over time	15,608	1,872	1,777
	21,391	23,735	2,010